GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
2016	$ 22,191
2017	16,093
2018	12,113
2019	10,021
2020	4,880
Thereafter	774
Net carrying amount	$ 66,072	$ 16,890